Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

February 12, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Angel Oak High Yield Opportunities Fund (the “Fund”), is Post-Effective Amendment No. 12 and Amendment No. 13 to the Trust’s Registration Statement on Form N-1A.

The Fund is expected to be the successor to the Rainier High Yield Fund, a series of Rainier Investment Management Mutual Funds (file nos. 811-08270 and 033-73792) following a reorganization expected to take place on or about April 22, 2016.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust